Dividends to shareholders - Dividends Paid (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividends to shareholders
Dividends charged to equity	$ 4,487	$ 4,486	$ 3,882
Hedge contracts relating to payment of dividends (cash flow statement)	(19)	(127)	(29)
Dividends paid to non-controlling interests	4
Net movement of unclaimed dividends in the year	4
Dividends paid (cash flow statement)	4,481	4,364	3,856
Exchange losses on payment of dividend	$ 5	$ 5	$ 3